Fair values of financial instruments not carried at fair value (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	$m	$m	$m	$m
Recurring fair value measurements
At 30 Jun 2018
Assets
Trading assets	173,848	67,497	6,547	247,892
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	25,021	10,651	5,006	40,678
Derivatives	1,756	223,746	2,470	227,972
Financial investments	244,816	76,637	2,228	323,681
Liabilities
Trading liabilities	62,875	20,895	75	83,845
Financial liabilities designated at fair value	5,549	142,081	4,355	151,985
Derivatives	1,558	219,533	1,870	222,961

At 31 Dec 2017
Assets
Trading assets	181,168	101,775	5,052	287,995
Financial assets designated at fair value	24,622	3,382	1,460	29,464
Derivatives	1,017	216,357	2,444	219,818
Financial investments	227,943	104,692	3,432	336,067
Liabilities
Trading liabilities	62,710	117,451	4,200	184,361
Financial liabilities designated at fair value	4,164	90,265	—	94,429
Derivatives	1,635	213,242	1,944	216,821

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2018
Transfers from Level 1 to Level 2	12	233	2	1	42	—	—
Transfers from Level 2 to Level 1	13,163	5,143	—	128	2,261	—	138

	Assets				Liabilities
	Available for sale	Held for trading	Designated at fair value through profit or loss	Derivatives	Held for trading	Designated at fair value through profit or loss	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2017
Transfers from Level 1 to Level 2	2,231	1,507	—	—	35	—	—
Transfers from Level 2 to Level 1	11,173	1,384	—	—	683	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value[1]	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	457	27	4,388	—	4,872	17	—	—	17
Asset-backed securities	1,022	1,223	4	—	2,249	—	—	—	—
Loans held for securitisation	—	—	50	—	50	—	—	—	—
Structured notes	—	3	—	—	3	58	4,355	—	4,413
Derivatives with monolines	—	—	—	75	75	—	—	—	—
Other derivatives	—	—	—	2,395	2,395	—	—	1,869	1,869
Other portfolios	749	5,294	564	—	6,607	—	—	1	1
At 30 Jun 2018	2,228	6,547	5,006	2,470	16,251	75	4,355	1,870	6,300
Private equity including strategic investments	2,012	38	1,458	—	3,508	20	—	—	20
Asset-backed securities	1,300	1,277	—	—	2,577	—	—	—	—
Loans held for securitisation	—	24	—	—	24	—	—	—	—
Structured notes	—	3	—	—	3	4,180	—	—	4,180
Derivatives with monolines	—	—	—	113	113	—	—	—	—
Other derivatives	—	—	—	2,331	2,331	—	—	1,944	1,944
Other portfolios	120	3,710	2	—	3,832	—	—	—	—
At 31 Dec 2017	3,432	5,052	1,460	2,444	12,388	4,200	—	1,944	6,144

1	Designated at fair value through profit or loss.

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnote	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018		1,767	5,080	3,957	2,444	93	4,107	1,949

Total gains/(losses) recognised in profit or loss		253	228	245	126	(2)	(460)	(185)
– net income from financial instruments held for trading or managed on a fair value basis		—	228	—	126	(2)	—	(185)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		—	—	—	—	—	(460)	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	245	—	—	—	—
– gains less losses from financial investments at fair value through other comprehensive income		253	—	—	—	—	—	—
– expected credit loss charges and other credit impairment charges		—	—	—	—	—	—	—
– fair value gains transferred to the income statement on disposal		—	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	1	64	(201)	(92)	(56)	(2)	(72)	(34)
– financial investments: fair value gains/(losses)		57	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	—	6	6	—	—	2
– fair value gains transferred to the income statement on disposal		—	—	—	—	—	—	—
– exchange differences		7	(201)	(98)	(62)	(2)	(72)	(36)
Purchases		242	4,032	1,202	—	2	46	—
New issuances		—	975	—	—	5	1,309	—
Sales		(24)	(1,212)	(98)	—	(4)	—	—
Settlements		(70)	(1,682)	(213)	137	—	(172)	317
Transfers out		(373)	(941)	(31)	(199)	(17)	(479)	(235)
Transfers in		369	268	36	18	—	76	58
At 30 Jun 2018		2,228	6,547	5,006	2,470	75	4,355	1,870
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2018		—	(47)	177	44	(5)	82	(111)
– net income from financial instruments held for trading or managed on a fair value basis		—	(47)	—	44	(5)	—	(111)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		—	—	—	—	—	82	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	177	—	—	—	—
– loan impairment recoveries and other credit risk provisions		—	—	—	—	—	—	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Available for sale	Held for trading	Designated at fair value through profit or loss	Derivatives	Held for trading	Designated at fair value through profit or loss	Derivatives
	Footnote	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2017		3,476	6,489	730	2,752	3,582	37	2,300
Total gains/(losses) recognised in profit or loss		329	(78)	43	(50)	103	(4)	39
– trading income/(expense) excluding net interest income		—	(78)	—	(50)	103	—	39
– net income/(expense) from other financial instruments designated at fair value		—	—	43	—	—	(4)	—
– gains less losses from financial investments		306	—	—	—	—	—	—
– loan impairment charges and other credit risk provisions		23	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	1	(84)	62	4	99	82	1	62
– available-for-sale investments: fair value gains		(150)	—	—	—	—	—	—
– cash flow hedges: fair value gains		—	—	—	(30)	—	—	(38)
– exchange differences		66	62	4	129	82	1	100
Purchases		50	635	321	—	—	—	—
New issuances		—	—	—	—	977	—	—
Sales		(536)	(2,161)	(1)	—	(12)	—	—
Settlements		(10)	(297)	(28)	(53)	(433)	—	67
Transfers out		(470)	(35)	(2)	(164)	(271)	(33)	(425)
Transfers in		694	189	—	85	22	—	20
At 30 Jun 2017		3,449	4,804	1,067	2,669	4,050	1	2,063
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2017		23	28	23	(48)	228	—	106
– trading income/(expense) excluding net interest income		—	28	—	(48)	228	—	106
– net income/(expense) from other financial instruments designated at fair value		—	—	23	—	—	—	—
– loan impairment recoveries and other credit risk provisions		23	—	—	—	—	—	—

At 1 Jul 2017		3,449	4,804	1,067	2,669	4,050	1	2,063
Total gains/(losses) recognised in profit or loss		22	(110)	(150)	202	51	(1)	361
– trading income/(expense) excluding net interest income		—	(110)	—	202	51	—	361
– net income/(expense) from other financial instruments designated at fair value		—	—	(150)	—	—	(1)	—
– gains less losses from financial investments		7	—	—	—	—	—	—
– loan impairment charges and other credit risk provisions		15	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	1	155	44	3	89	87	—	58
– available-for-sale investments: fair value gains		120	—	—	—	—	—	—
– cash flow hedges: fair value gains		—	(1)	3	7	—	—	3
– exchange differences		35	45	—	82	87	—	55
Purchases		150	868	806	2	5	—	23
New issuances		—	—	—	1	938	—	—
Sales		(403)	(1,060)	(129)	(8)	—	—	(12)
Settlements		(59)	(34)	(138)	(7)	(565)	—	(190)
Transfers out		(95)	(114)	(1)	(721)	(407)	—	(605)
Transfers in		213	654	2	217	41	—	246
At 31 Dec 2017		3,432	5,052	1,460	2,444	4,200	—	1,944
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2017		(7)	(138)	(169)	266	(345)	—	(503)
– trading income/(expense) excluding net interest income		—	(138)	—	266	(345)	—	(503)
– net income/(expense) from other financial instruments designated at fair value		—	—	(169)	—	—	—	—
– loan impairment recoveries and other credit risk provisions		(7)	—	—	—	—	—	—

1
Included in ‘Available-for-sale investments: fair value gains/(losses)’ for prior years and ‘financial investments: fair value gains/(losses)’ in the current year and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2018		At 31 Dec 2017
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	83,924	83,902	90,393	90,391
Loans and advances to customers	973,443	974,646	962,964	964,205
Reverse repurchase agreements – non-trading	208,104	208,156	201,553	201,538
Financial investments – at amortised cost	62,755	61,930	52,919	54,087
Liabilities
Deposits by banks	64,792	64,791	69,922	69,892
Customer accounts	1,356,307	1,356,275	1,364,462	1,364,625
Repurchase agreements – non-trading	158,295	158,303	130,002	129,996
Debt securities in issue	81,708	81,970	64,546	65,138
Subordinated liabilities	22,604	26,417	19,826	24,095

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	$m	$m	$m	$m
Recurring fair value measurements
At 30 Jun 2018
Assets
Trading assets	173,848	67,497	6,547	247,892
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	25,021	10,651	5,006	40,678
Derivatives	1,756	223,746	2,470	227,972
Financial investments	244,816	76,637	2,228	323,681
Liabilities
Trading liabilities	62,875	20,895	75	83,845
Financial liabilities designated at fair value	5,549	142,081	4,355	151,985
Derivatives	1,558	219,533	1,870	222,961

At 31 Dec 2017
Assets
Trading assets	181,168	101,775	5,052	287,995
Financial assets designated at fair value	24,622	3,382	1,460	29,464
Derivatives	1,017	216,357	2,444	219,818
Financial investments	227,943	104,692	3,432	336,067
Liabilities
Trading liabilities	62,710	117,451	4,200	184,361
Financial liabilities designated at fair value	4,164	90,265	—	94,429
Derivatives	1,635	213,242	1,944	216,821

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2018
Transfers from Level 1 to Level 2	12	233	2	1	42	—	—
Transfers from Level 2 to Level 1	13,163	5,143	—	128	2,261	—	138

	Assets				Liabilities
	Available for sale	Held for trading	Designated at fair value through profit or loss	Derivatives	Held for trading	Designated at fair value through profit or loss	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2017
Transfers from Level 1 to Level 2	2,231	1,507	—	—	35	—	—
Transfers from Level 2 to Level 1	11,173	1,384	—	—	683	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value[1]	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	457	27	4,388	—	4,872	17	—	—	17
Asset-backed securities	1,022	1,223	4	—	2,249	—	—	—	—
Loans held for securitisation	—	—	50	—	50	—	—	—	—
Structured notes	—	3	—	—	3	58	4,355	—	4,413
Derivatives with monolines	—	—	—	75	75	—	—	—	—
Other derivatives	—	—	—	2,395	2,395	—	—	1,869	1,869
Other portfolios	749	5,294	564	—	6,607	—	—	1	1
At 30 Jun 2018	2,228	6,547	5,006	2,470	16,251	75	4,355	1,870	6,300
Private equity including strategic investments	2,012	38	1,458	—	3,508	20	—	—	20
Asset-backed securities	1,300	1,277	—	—	2,577	—	—	—	—
Loans held for securitisation	—	24	—	—	24	—	—	—	—
Structured notes	—	3	—	—	3	4,180	—	—	4,180
Derivatives with monolines	—	—	—	113	113	—	—	—	—
Other derivatives	—	—	—	2,331	2,331	—	—	1,944	1,944
Other portfolios	120	3,710	2	—	3,832	—	—	—	—
At 31 Dec 2017	3,432	5,052	1,460	2,444	12,388	4,200	—	1,944	6,144

1	Designated at fair value through profit or loss.

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnote	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018		1,767	5,080	3,957	2,444	93	4,107	1,949

Total gains/(losses) recognised in profit or loss		253	228	245	126	(2)	(460)	(185)
– net income from financial instruments held for trading or managed on a fair value basis		—	228	—	126	(2)	—	(185)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		—	—	—	—	—	(460)	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	245	—	—	—	—
– gains less losses from financial investments at fair value through other comprehensive income		253	—	—	—	—	—	—
– expected credit loss charges and other credit impairment charges		—	—	—	—	—	—	—
– fair value gains transferred to the income statement on disposal		—	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	1	64	(201)	(92)	(56)	(2)	(72)	(34)
– financial investments: fair value gains/(losses)		57	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	—	6	6	—	—	2
– fair value gains transferred to the income statement on disposal		—	—	—	—	—	—	—
– exchange differences		7	(201)	(98)	(62)	(2)	(72)	(36)
Purchases		242	4,032	1,202	—	2	46	—
New issuances		—	975	—	—	5	1,309	—
Sales		(24)	(1,212)	(98)	—	(4)	—	—
Settlements		(70)	(1,682)	(213)	137	—	(172)	317
Transfers out		(373)	(941)	(31)	(199)	(17)	(479)	(235)
Transfers in		369	268	36	18	—	76	58
At 30 Jun 2018		2,228	6,547	5,006	2,470	75	4,355	1,870
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2018		—	(47)	177	44	(5)	82	(111)
– net income from financial instruments held for trading or managed on a fair value basis		—	(47)	—	44	(5)	—	(111)
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		—	—	—	—	—	82	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	177	—	—	—	—
– loan impairment recoveries and other credit risk provisions		—	—	—	—	—	—	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Available for sale	Held for trading	Designated at fair value through profit or loss	Derivatives	Held for trading	Designated at fair value through profit or loss	Derivatives
	Footnote	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2017		3,476	6,489	730	2,752	3,582	37	2,300
Total gains/(losses) recognised in profit or loss		329	(78)	43	(50)	103	(4)	39
– trading income/(expense) excluding net interest income		—	(78)	—	(50)	103	—	39
– net income/(expense) from other financial instruments designated at fair value		—	—	43	—	—	(4)	—
– gains less losses from financial investments		306	—	—	—	—	—	—
– loan impairment charges and other credit risk provisions		23	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	1	(84)	62	4	99	82	1	62
– available-for-sale investments: fair value gains		(150)	—	—	—	—	—	—
– cash flow hedges: fair value gains		—	—	—	(30)	—	—	(38)
– exchange differences		66	62	4	129	82	1	100
Purchases		50	635	321	—	—	—	—
New issuances		—	—	—	—	977	—	—
Sales		(536)	(2,161)	(1)	—	(12)	—	—
Settlements		(10)	(297)	(28)	(53)	(433)	—	67
Transfers out		(470)	(35)	(2)	(164)	(271)	(33)	(425)
Transfers in		694	189	—	85	22	—	20
At 30 Jun 2017		3,449	4,804	1,067	2,669	4,050	1	2,063
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2017		23	28	23	(48)	228	—	106
– trading income/(expense) excluding net interest income		—	28	—	(48)	228	—	106
– net income/(expense) from other financial instruments designated at fair value		—	—	23	—	—	—	—
– loan impairment recoveries and other credit risk provisions		23	—	—	—	—	—	—

At 1 Jul 2017		3,449	4,804	1,067	2,669	4,050	1	2,063
Total gains/(losses) recognised in profit or loss		22	(110)	(150)	202	51	(1)	361
– trading income/(expense) excluding net interest income		—	(110)	—	202	51	—	361
– net income/(expense) from other financial instruments designated at fair value		—	—	(150)	—	—	(1)	—
– gains less losses from financial investments		7	—	—	—	—	—	—
– loan impairment charges and other credit risk provisions		15	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	1	155	44	3	89	87	—	58
– available-for-sale investments: fair value gains		120	—	—	—	—	—	—
– cash flow hedges: fair value gains		—	(1)	3	7	—	—	3
– exchange differences		35	45	—	82	87	—	55
Purchases		150	868	806	2	5	—	23
New issuances		—	—	—	1	938	—	—
Sales		(403)	(1,060)	(129)	(8)	—	—	(12)
Settlements		(59)	(34)	(138)	(7)	(565)	—	(190)
Transfers out		(95)	(114)	(1)	(721)	(407)	—	(605)
Transfers in		213	654	2	217	41	—	246
At 31 Dec 2017		3,432	5,052	1,460	2,444	4,200	—	1,944
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2017		(7)	(138)	(169)	266	(345)	—	(503)
– trading income/(expense) excluding net interest income		—	(138)	—	266	(345)	—	(503)
– net income/(expense) from other financial instruments designated at fair value		—	—	(169)	—	—	—	—
– loan impairment recoveries and other credit risk provisions		(7)	—	—	—	—	—	—

1
Included in ‘Available-for-sale investments: fair value gains/(losses)’ for prior years and ‘financial investments: fair value gains/(losses)’ in the current year and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2018		At 31 Dec 2017
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	83,924	83,902	90,393	90,391
Loans and advances to customers	973,443	974,646	962,964	964,205
Reverse repurchase agreements – non-trading	208,104	208,156	201,553	201,538
Financial investments – at amortised cost	62,755	61,930	52,919	54,087
Liabilities
Deposits by banks	64,792	64,791	69,922	69,892
Customer accounts	1,356,307	1,356,275	1,364,462	1,364,625
Repurchase agreements – non-trading	158,295	158,303	130,002	129,996
Debt securities in issue	81,708	81,970	64,546	65,138
Subordinated liabilities	22,604	26,417	19,826	24,095